Inventories - Schedule of Inventories of Land (Parenthetical) (Detail) $ in Millions			12 Months Ended
	Nov. 06, 2017 PEN (S/) ha	Feb. 03, 2017 USD ($)	Dec. 31, 2017 ha m² ParkingSpaces Apartment Real_Estate_Unit
Lurin [member]
Disclosure of inventories [line items]
Area of land for industrial development and public housing			750
Ancon [member]
Disclosure of inventories [line items]
Number of real estate unit | Real_Estate_Unit			13,768
Area of land for development of social housing project			108
Chimbote [Member]
Disclosure of inventories [line items]
Area of land for development of social housing project			11.5
Huancayo [member]
Disclosure of inventories [line items]
Area of land for development of social housing project | m²			8.5
San Miguel [member]
Disclosure of inventories [line items]
Area of land for building family			1.4
Number of apartments in building | Apartment			248
Number of parking lots | ParkingSpaces			185
San Isidro [member]
Disclosure of inventories [line items]
Number of apartments in building | Apartment			24
Number of parking spaces | ParkingSpaces			124
Larrainvial Colliers [member]
Disclosure of inventories [line items]
Area of land sold	0.56
Real estate investment fund sold | S/	S/ 27.8
Urbi Propiedades SA [member]
Disclosure of inventories [line items]
Sale of property, amount | $		$ 50